UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS (Unaudited)
AT JANUARY 31, 2020

Shares		Value
COMMON STOCKS: 80.8%
Aerospace & Defense: 5.9%
22,986	L3Harris Technologies, Inc.	$5,087,491
13,790	United Technologies Corp.	2,071,258
		7,158,749
Application Software: 1.8%
13,040	Microsoft Corp.	2,219,799

Construction & Engineering: 8.7%
93,900	Ameresco, Inc. - Class A (1)	1,801,941
48,050	Jacobs Engineering Group, Inc. (2)	4,446,067
110,841	Quanta Services, Inc.	4,339,425
		10,587,433
Consumer Finance: 3.6%
38,714	PayPal Holdings, Inc. (1),(2)	4,409,137

Diversified Metals & Mining: 3.7%
98,907	Newmont Corp. (2)	4,456,749

Electrical Components & Equipment: 1.5%
24,604	EnerSys	1,770,504

Electronic Equipment & Instruments: 5.7%
79,250	FLIR Systems, Inc. (2)	4,084,545
34,959	Itron, Inc. (1)	2,857,898
		6,942,443
Electronic Manufacturing Services: 2.4%
68,831	Trimble, Inc. (1)	2,926,694

Gold: 0.8%
100,000	NovaGold Resources, Inc. (1)	912,000

Health Care Equipment: 7.6%
22,101	Abbott Laboratories	1,925,881
45,583	Hologic, Inc. (1)	2,439,602
32,976	Zimmer Biomet Holdings, Inc. (2)	4,877,151
		9,242,634
Industrial Machinery: 1.5%
22,475	Xylem, Inc.	1,835,309

Insurance Brokers: 3.8%
20,980	Aon PLC	4,620,845

Integrated Oil & Gas: 1.9%
62,500	BP PLC - ADR	2,258,125

Internet Software & Services: 2.0%
1,734	Alphabet, Inc. - Class A (1)	2,484,441

IT Consulting & Other Services: 2.1%
25,190	Leidos Holdings, Inc.	2,530,839

Medical Equipment: 3.3%
12,860	Thermo Fisher Scientific, Inc. (2)	4,027,623

Movies & Entertainment: 3.2%
27,624	The Walt Disney Co.	3,820,675

Oil & Gas Equipment & Services: 2.0%
101,233	Halliburton Co.	2,207,892
50,000	KLX Energy Services Holdings, Inc. (1)	202,000
		2,409,892
Oil & Gas Exploration & Production: 0.9%
52,483	Viper Energy Partners LP - Class B	1,144,654

Oil & Gas Storage & Transportation: 1.3%
66,000	Hess Midstream LP - Class A	1,572,120

Regional Banks: 2.8%
125,372	Seacoast Banking Corporation of Florida (1),(2)	3,403,850

Reinsurance: 1.5%
200,000	Greenlight Capital Re Ltd. (1)	1,862,000

Renewable Electricity: 3.4%
72,211	NextEra Energy Partners LP	4,099,419

Semiconductors: 2.6%
7,676	Analog Devices, Inc.	842,441
10,843	Qorvo, Inc. (1)	1,147,840
10,553	Skyworks Solutions, Inc.	1,194,072
		3,184,353
Specialized Real Estate Investment Trusts: 3.5%
99,250	Potlatch Corp.	4,267,750

Trading Companies & Distributors: 1.6%
210,380	Ferguson PLC - ADR	1,893,420

Utilities: 1.7%
15,208	American Water Works Company, Inc.	2,071,330
TOTAL COMMON STOCKS
(Cost $83,813,554)		98,112,787

Principal
CORPORATE BONDS: 6.1%
Oil & Gas Equipment & Services: 4.9%
$7,000,000	KLX Energy Services Holdings, Inc. (2)
	11.500%, 11/1/2025	5,915,000

Steel: 1.2%
1,500,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (2)
	7.500%, 6/15/2025	1,443,735
TOTAL CORPORATE BONDS
(Cost $7,480,426)		7,358,735

CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
200,000	MGIC Investment Corp. (2)
	9.000%, 4/1/2063		269,957
TOTAL CONVERTIBLE BONDS
(Cost $234,767)			269,957

Shares
CLOSED-END MUTUAL FUNDS: 1.1%
41,683	BlackRock Florida Municipal 2020 Term Trust		603,153
49,471	BlackRock Municipal 2020 Term Trust		738,602
			1,341,755
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $1,342,790)			1,341,755

SHORT-TERM INVESTMENTS: 6.1%
Money Market Funds: 6.1%
7,446,950	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.452% (3)		7,446,950
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,446,950)			7,446,950
		Notional Value
TOTAL MISCELLANEOUS SECURITIES: 4.2% (4)		$ 75,697,734	5,043,487
(Cost $5,210,611)

TOTAL INVESTMENTS IN SECURITIES: 98.5%
(Cost $105,529,098)			119,573,671
Other Assets in Excess of Liabilities: 1.5%			1,772,698
TOTAL NET ASSETS: 100.0%			$121,346,369

ADR -	American Depositary Receipt
(1)	Non-income producing security.
(2)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(3)	Annualized seven-day effective yield as of January 31, 2020.
(4)	Represents previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
AT JANUARY 31, 2020

Shares		Value
COMMON STOCKS: 38.8% (1)
Apparel Retail: 1.7%
48,800	Boot Barn Holdings, Inc.	$2,048,136

Application Software: 1.8%
12,003	salesforce.com, Inc.	2,188,267

Asset Management & Custody Banks: 1.5%
3,483	BlackRock, Inc.	1,836,760

Automotive Retail: 2.7%
33,464	CarMax, Inc.	3,247,347

Building Products: 2.9%
23,543	AAON, Inc.	1,234,595
23,306	Trex Co, Inc.	2,289,581
		3,524,176
Construction & Farm Machinery & Heavy Trucks: 0.9%
8,700	Caterpillar, Inc.	1,142,745

Electronic Equipment & Instruments: 0.9%
22,118	Cognex Corp.	1,127,354

Food & Beverage: 1.0%
16,093	Anheuser-Busch InBev NV - ADR	1,211,803

Home Improvement Retail: 1.6%
38,186	Floor & Decor Holdings, Inc.	1,882,952

Household Products: 2.9%
46,841	Church & Dwight Co, Inc.	3,476,539

Industrial Machinery: 1.5%
16,192	Middleby Corp.	1,816,095

Industrial Products & Materials: 1.6%
6,500	W.W. Grainger, Inc.	1,967,355

Internet Retail: 2.0%
7,095	Netflix, Inc.	2,448,414

Internet Software & Services: 1.5%
38,808	Zillow Group, Inc. - Class A	1,792,930

Leisure Facilities: 1.7%
26,038	Planet Fitness, Inc. - Class A	2,103,610

Life Sciences Tools & Services: 2.7%
4,347	Mettler-Toledo International, Inc.	3,291,461

Packaged Foods & Meats: 2.9%
21,214	McCormick & Company Inc. (2)	3,465,731

Regional Banks: 2.4%
12,185	SVB Financial Group	2,928,421

Semiconductors: 1.0%
3,913	Broadcom, Inc.	1,194,091

Specialty Chemicals: 2.2%
20,212	International Flavors & Fragrances, Inc.	2,649,995

Specialty Stores: 1.4%
50,600	National Vision Holdings, Inc.	1,726,472
TOTAL COMMON STOCKS
(Proceeds $44,661,485)		47,070,654
Total Securities Sold Short		$47,070,654
(Proceeds $44,661,485)

Percentages are stated as a percent of net assets.
ADR -	American Depositary Receipt
(1)	Non-income producing securities.
(2)	Non-voting shares.

Summary of Fair Value Exposure at January 31, 2020 (Unaudited)
The Otter Creek Long/Short Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of January 31, 2020. See the Schedule of Investments, Schedule of Securities Sold Short, and Schedule of Options Written for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$98,112,787	$–	$–	$98,112,787
Corporate Bonds	–	7,358,735	–	7,358,735
Convertible Bonds	–	269,957	–	269,957
Closed-End Mutual Funds	1,341,755	–	–	1,341,755
Short-Term Investments	7,446,950	–	–	7,446,950
Miscellaneous Securities	74,000	4,969,504	–	5,043,504
Total Investments in Securities	$106,975,492	$12,598,196	$–	$119,573,688
Securities Sold Short
Common Stocks	$47,070,654	$–	$–	$47,070,654
Total Securities Sold Short	$47,070,654	$–	$–	$47,070,654

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  March 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  March 26, 2020

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  March 26, 2020

* Print the name and title of each signing officer under his or her signature.